Property, plant and equipment (Schedule of Property, plant and equipment) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value	$ 2,830	$ 2,883
Additions	597	476
Disposals
Cost	(203)	(20)
Accumulated depreciation	130	19
Depreciation for the year	(515)	(528)
Closing net book value	2,839	2,830
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value	167	96
Additions	52	190
Disposals
Cost	(14)	(9)
Accumulated depreciation	12	9
Depreciation for the year	(96)	(119)
Closing net book value	121	167
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value	147	163
Additions	26	18
Disposals
Cost
Accumulated depreciation
Depreciation for the year	(33)	(34)
Closing net book value	140	147
Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value	666	558
Additions	318	253
Disposals
Cost	(189)	(11)
Accumulated depreciation	118	10
Depreciation for the year	(139)	(144)
Closing net book value	774	666
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value	1,173	1,323
Additions	176
Disposals
Cost
Accumulated depreciation
Depreciation for the year	(166)	(150)
Closing net book value	1,183	1,173
Leasehold improvements and right-of-use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value	677	743
Additions	25	15
Disposals
Cost
Accumulated depreciation
Depreciation for the year	(81)	(81)
Closing net book value	$ 621	$ 677